Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 412,154,945	$ 367,811,455
Crane Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	5,122,497	5,802,569
Crane NXT Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	3,062,490	4,253,956
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	177,454,366	165,010,536
Total | Domestic stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	118,660,190	110,266,822
Total | International stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	27,069,895	22,770,147
Total | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	96,800	23,101
Total | Bond fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	23,442,494	21,893,941
Total | Crane Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	5,122,497	5,802,569
Total | Crane NXT Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	3,062,490	4,253,956
Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	177,454,366	165,010,536
Active Markets for Identical Assets (Level 1) | Domestic stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	118,660,190	110,266,822
Active Markets for Identical Assets (Level 1) | International stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	27,069,895	22,770,147
Active Markets for Identical Assets (Level 1) | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	96,800	23,101
Active Markets for Identical Assets (Level 1) | Bond fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	23,442,494	21,893,941
Active Markets for Identical Assets (Level 1) | Crane Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	5,122,497	5,802,569
Active Markets for Identical Assets (Level 1) | Crane NXT Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	3,062,490	4,253,956
Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Other Observable Inputs (Level 2) | Domestic stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Other Observable Inputs (Level 2) | International stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Other Observable Inputs (Level 2) | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Other Observable Inputs (Level 2) | Bond fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Other Observable Inputs (Level 2) | Crane Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Other Observable Inputs (Level 2) | Crane NXT Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Domestic stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | International stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Bond fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Crane Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Crane NXT Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Investments measured at NAV | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	219,902,880	188,478,469
Investments measured at NAV | Stable value fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 14,797,699	$ 14,322,450